Sale of Business - Additional Information (Detail) $ in Millions	Mar. 29, 2019 USD ($)
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds on the sale of business	$ 1,230